Recently issued accounting pronouncements	12 Months Ended
Dec. 31, 2011
Recently issued accounting pronouncements
2.	Recently issued accounting pronouncements

(a)	Recently Adopted Accounting Pronouncements

In December 2010, the FASB issued ASC update No. 2010-28, “Intangibles-Goodwill and Other (Topic 350), When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts, a consensus of the FASB Emerging Issues Task Force.” This amendment modifies guidance for Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. The adoption of this update did not have a material impact on the Company’s financial statements.

In December 2010, the FASB issued ASC update No. 2010-29, “Business Combinations (Topic 805), Disclosure of Supplementary Pro Forma Information for Business Combinations, a consensus of the FASB Emerging Issues Task Force.” This amendment clarifies the periods for which pro forma financial information is presented. The acquisition of the California Utility occurred on January 1, 2011 and therefore the Statement of Operations for the year ended December 31, 2011 contains a full year of operating results from this acquisition. Accordingly pro forma financial statements would not provide any additional information. As the business combination was an acquisition of a division of the vendor for which comparable results from operations for the previous year are not available, pro forma financial statements for the comparative period are not provided as they cannot be practicably obtained. The adoption of this update did not have a material impact on the Company’s financial statements.

In September 2011, the FASB issued ASC update No. 2011-08 “Intangibles-Goodwill and Other (Topic 350), Testing Goodwill for Impairment”. This Update revises how an entity tests goodwill for impairment. The new guidance allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity is no longer required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. As permitted by the Update, the Company has early adopted this standard in these annual financial statements for the year ended December 31, 2011. The adoption of this update did not have a material impact on the Company’s financial statements.

In June 2011, the FASB issued ASC update No. 2011-05 “Presentation of Comprehensive income (Topic 220)”. This Update provides accounting guidance on presentation of comprehensive income. The new guidance eliminates the current option to report Other comprehensive income (“OCI”) and its components in the statement of changes in stockholders’ equity. The new guidance requires the changes in OCI be presented either in a single continuous statement of net income and OCI or in two separate but consecutive statements. As permitted by the Update, the Company has early adopted the presentation guidance in these annual financial statements for the year ended December 31, 2011. The amendments resulted in presentation changes only in the consolidated financial statements.

Subsequently in December 2011, the FASB issued ASC update No. 2011-12, “Deferral of the Effective Date for Amendments to Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”. The amendments in ASU No. 2011-12 defer the changes in ASU No. 2011-05 that relate to the presentation of reclassification adjustments out of AOCI.

(b)	Recent Accounting Guidance Not Yet Adopted

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on its financial position. This ASU is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the adoption of this standard is not expected to have an impact our financial position or results of operations.

In May 2011, the FASB issued ASC update No. 2011-04 “Fair Value Measurement (Topic 820)”. This Update amends the accounting and disclosure requirements for fair value measurements. The new guidance expands the disclosures about fair value measurements categorized within Level 3 of the fair value hierarchy and requires categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed. The new guidance will be effective for the Company’s quarter ending March 31, 2012, and will be applied prospectively. Other than requiring additional disclosures, the adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.